Common Stock Warrants (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares Underlying Warrants Outstanding	39,640,000	39,686,489	37,223,200
Weighted Average Remaining Contractual Life	6 years 7 months 10 days	7 years 3 months 18 days	8 years 3 months 18 days
Weighted Average Exercise Price	$ 0.1177	$ 0.00195	$ 0.00195
Shares Underlying Warrants Exercisable	39,340,000	38,746,489	36,500,000
Weighted Average Exercise Price	$ 0.1112	$ 0.07891	$ 0.00001
Minimum [Member]
Range of Exercise Prices	$ 0.00001	$ 0.00001	$ 0.00001
Maximum [Member]
Range of Exercise Prices	$ 1.45	$ 1.45	$ 0.1